General (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands				12 Months Ended
	Sep. 21, 2025 USD ($) $ / shares shares	Sep. 21, 2025 ILS (₪)	Aug. 13, 2025 $ / shares	Dec. 31, 2025 ₪ / shares shares	Nov. 24, 2025	Oct. 29, 2025 USD ($)	Oct. 29, 2025 ILS (₪)	Sep. 21, 2025 ₪ / shares	Dec. 31, 2024 ₪ / shares shares
General [Line Items]
Par value | ₪ / shares				₪ 1					₪ 1
Percentage of interest rate					0.25%
Ownership percentage				18.68%
Ordinary shares issued (in Shares) | shares				15,901,287					15,901,287
Amount of private placement						$ 31,300	₪ 103,500
Additional capital | $	$ 19,500					$ 64,500
Formula Systems (1985) Ltd. [Member]
General [Line Items]
Par value | ₪ / shares				₪ 1
Michpal [Member]
General [Line Items]
Par value | (per share)	$ 18.6							₪ 61.1
Ordinary shares issued (in Shares) | shares	4,910,000
Net proceeds (in New Shekels) | ₪		₪ 288,000
Issuance expenses | $	$ 87,300
Sapiens International Corporation N.V [Member]
General [Line Items]
Ownership percentage			18.68%
TSG [Member]
General [Line Items]
Ownership percentage	37.33%	37.33%
Common Share [Member]
General [Line Items]
Par value | ₪ / shares				₪ 1					₪ 1
Ordinary shares issued (in Shares) | shares				15,901,287					15,901,287
Common Share [Member] | Sapiens International Corporation N.V [Member]
General [Line Items]
Par value | $ / shares			$ 43.5